Derivatives and hedging (Details) - Foreign Exchange Contract - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	$ 3,497	$ 1,893
Derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	2,551	1,817
Gains (losses) related to derivatives	(1,943)	(76)	$ 578
Derivatives designated as hedging instruments | Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(246)	(10)	81
Derivatives designated as hedging instruments | Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(807)	(38)	233
Derivatives designated as hedging instruments | Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(529)	(18)	182
Derivatives designated as hedging instruments | General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	(361)	(10)	82
Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts	946	76
Derivatives not designated as hedging instruments | Finance expenses, net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to derivatives	$ (324)	$ (6)	$ 15